INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of September 30,
	2020	2021
Cost:
Apartment rental contracts	134,452	112,849
Trademarks	86,900	86,900
Software	2,275	2,275
	223,627	202,024
Less: Accumulated amortization	(1,504)	(49,560)
	222,123	152,464

Amortization expenses were RMB 178, RMB 75,660 and RMB 58,934 for the years ended September 30, 2019, 2020 and 2021, respectively. Impairment loss against intangible assets were RMB nil, RMB 533,412 and RMB nil for the years ended September 30, 2019, 2020 and 2021, respectively.

For the years ended September 30, 2020 and 2021, the Group disposed of certain apartment rental contracts with net book value of RMB 14,756 and RMB 10,725, respectively, at no consideration. For the years ended September 30, 2020 and 2021, the Group recognized loss from disposal of intangible assets of RMB 14,756 and RMB 10,725, respectively.

The following table sets forth the Group’s amortization expenses for the five years since September 30, 2021:

Amortization expenses
Year ending September 30, 2022	42,804
Year ending September 30, 2023	33,608
Year ending September 30, 2024	22,982
Year ending September 30, 2025	15,600
Year ending September 30, 2026 and thereafter	37,470
152,464